VOYAGEUR

                     YOUR TAX SENSITIVE INVESTMENT MANAGER


                             NATIONAL TAX FREE FUND

                         NATIONAL INSURED TAX FREE FUND

                       NATIONAL LIMITED TERM TAX FREE FUND

                     NATIONAL HIGH YIELD MUNICIPAL BOND FUND


                                  ANNUAL REPORT


                             DATED DECEMBER 31, 1996


Family of Funds

Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).



LETTER FROM THE PRESIDENT

[PHOTO]
JOHN G. TAFT
PRESIDENT

Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser. Voyageur Client Service representatives are also available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may have concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft
John G. Taft
President
Voyageur National Tax Free Fund
Voyageur National Insured Tax Free Fund
Voyageur National Limited Term Tax Free Fund
Voyageur National High Yield Municipal Bond Fund


VOYAGEUR NATIONAL TAX FREE FUNDS

For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur National Tax Free Funds were as follows:
Voyageur National Tax Free Fund 4.38%*; Voyageur National Insured Tax Free Fund 2.70%*; and Voyageur National Limited Term Tax Free Fund 4.87%.*

Within the Voyageur National Tax Free Funds, we continue to look for opportunities for enhancing tax free income and preserving capital. We believe shareholders in all of the Voyageur National Tax Free Funds will ultimately benefit from our well-developed and active presence in the municipal market -- specifically Voyageur's presence and expertise in state-specific issues. This expertise allows us to select our best ideas and investments from opportunities we see for our state-specific funds and include them in the National Tax Free Funds.

This diverse market presence also allows us to select securities that are good values for a wide variety of reasons. For example, if there happens to be an excessive supply of New York municipal bond issues, we may decide to increase our holdings in New York municipal bonds since the supply could cause the securities to be purchased cheaply. However, if Florida has a major shortage of issues, we may want to sell some Florida municipal bonds within the portfolio while they are at high valuations. This type of municipal bond market "bargain" hunting also extends to market sectors -- i.e., housing bonds, utility bonds, etc. -- where we might see good value due to availability and market changes.

We continue to manage the Voyageur National Tax Free Funds with a dual focus of generating higher tax-exempt income levels and protecting future income streams. By elevating portfolio income, we are able to accomplish two important things. First, we were able to provide our shareholders with competitive distribution rates. Second, higher income levels create a valuable cushion against market declines -- such as those we witnessed during the first half of 1996.

In order to better provide for current income level for longer periods of time, we have continued to take advantage of opportunities to extend the Funds' call protection whenever possible.

OUTLOOK
The U.S. economy is still showing signs of moderate growth with moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

[PHOTO]
STEVEN P. ELDREDGE IS THE SENIOR MUNICIPAL BOND MANAGER FOR THE VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND AND THE VOYAGEUR NATIONAL TAX FREE FUND. MR. ELDREDGE HAS MORE THAN 18 YEARS OF INVESTMENT INDUSTRY EXPERIENCE.


[PHOTO]
ANDREW M. McCULLAGH, JR. IS THE SENIOR MUNICIPAL BOND MANAGER FOR THE VOYAGEUR NATIONAL INSURED TAX FREE FUND. MR. McCULLAGH HAS MORE THAN 23 YEARS OF INVESTMENT INDUSTRY EXPERIENCE.

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INSURANCE PERTAINS ONLY TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE SECURITIES IN THE VOYAGEUR NATIONAL INSURED TAX FREE FUND'S PORTFOLIO. THE VALUE OF THE INSURED SECURITIES AND THE FUND ITSELF WILL FLUCTUATE DUE TO CHANGING MARKET CONDITIONS. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENT.


VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND

[PHOTO]
STEVEN P. ELDREDGE IS THE SENIOR MUNICIPAL BOND MANAGER FOR THE VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND. MR. ELDREDGE HAS MORE THAN 18 YEARS OF INVESTMENT INDUSTRY EXPERIENCE.

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. HIGH YIELD INVESTING INVOLVES UNIQUE RISKS. REFER TO THE "RISKS AND SPECIAL INVESTMENT
CONSIDERATIONS" SECTION OF THE FUND'S PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF CREDIT RISK.


For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur National High Yield Municipal Bond Fund was 6.39%.*

Since Voyageur's investment philosophy is consistent with that of the Fund's previous managers, the Voyageur National High Yield Municipal Bond Fund has changed little since Voyageur acquired it in November 1996. Our main thrust during the past two months has been to lengthen the callability protection of the Fund's portfolio holdings in order to better provide for income for a longer period of time.

In the past, the portfolio was managed for income. The Fund had a moderate duration and a relatively high dividend. While we generally support this emphasis on high income, we believe it is equally important not to have a complete disregard for total return and have made subtle shifts in the management of the portfolio in order to make the Fund slightly more total return sensitive.

OUTLOOK
The United States is entering its seventh year of an economic expansion. The credit quality across the municipal market has been improving for the last few years, and the quality of high-yield municipal bond securities is currently relatively good. The high-yield sector of the municipal market has presented good opportunities to buy strong credits with attractive yield compensation.

However, we believe it is important to be very selective in our search for high-yield securities. As the demand for high-yield municipal bonds increases, so does the chance that more marginal credits get financed. In order to enhance value for shareholders it is important to maintain thorough and constant surveillance of the high-yield issues in the portfolio.



                         VOYAGEUR NATIONAL TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 Class A Shares
                                    [GRAPH]

           National Tax Free                      National Tax Free                              Lehman Bros. 20
          Without Sales Charge                    With Sales Charge                         Year Municipal Bond Index
Aug-95            10000                                 9625                                          10000
                  10076                                 9698                                          10063
                  10337                                 9949                                          10277
                  10589                                 10192                                         10504
Dec-95            10756                                 10353                                         10651
                  10838                                 10432                                         10706
                  10723                                 10321                                         10583
                  10535                                 10140                                         10414
                  10522                                 10128                                         10372
                  10562                                 10166                                         10385
                  10655                                 10256                                         10531
                  10728                                 10325                                         10635
                  10757                                 10354                                         10618
                  10937                                 10527                                         10832
                  11064                                 10649                                         10962
                  11257                                 10834                                         11191
Dec-96            11228                                 10807                                         11125




Voyageur National Tax Free Fund Without Sales Charge - Ending Value $11,228

Voyageur National Tax Free Fund With Sales Charge - Ending Value $10,807

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $11,125


The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

    The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
    Performance quoted represents past performance and is not indicative of future results.
    * Average annual total returns include the maximum 3.75% sales charge.
    ** Commencement of operations.
    *** Assumes redemption on December 31, 1996



                         Voyageur National Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                        Since
                           1 Year    9/8/95**

  Without Sales Charge      4.38%     9.19%

  With Sales Charge*        0.47%     6.07%

  Lehman Bros. 20           4.45%     8.44%
  Year Municipal
  Bond Index

                         Voyageur National Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    9/15/95**

  Without Contingent        3.83%     7.97%
  Deferred Sales Charge

  With Contingent          (1.17%)    4.94%
  Deferred Sales Charge***


                         Voyageur National Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    9/12/95**

                            3.51%     8.46%


                                State Breakdown
                        (shown as % of total net assets)

  Alabama                  7.3%       Louisiana               6.1%
  Arizona                  2.8%       Minnesota               6.5%
  California              10.8%       Mississippi             4.0%
  Colorado                 3.8%       Missouri                1.5%
  Florida                  7.0%       New Mexico              1.3%
  Georgia                  2.7%       North Carolina          3.3%
  Idaho                    5.5%       Puerto Rico             8.0%
  Illinois                11.2%       Utah                    4.0%
  Indiana                  2.7%       Washington              2.7%
                                      Wisconsin               4.0%

                                   Statistics

                     Average Maturity        14.7  Years
                     Average Coupon                6.16%
                     Portfolio Duration       9.0  Years
                     Average Quality               Aa/AA



                     VOYAGEUR NATIONAL INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 Class A Shares
                                    [GRAPH]


            National Insured                      National Insured                              Lehman Bros. Long
          Without Sales Charge                    With Sales Charge                       Insured Municipal Bond Index
Dec-91            10000                                 9625                                          10000
                  9913                                  9541                                          10014
                  9832                                  9464                                          10018
                  9826                                  9458                                          10042
                  9921                                  9549                                          10137
                  10077                                 9699                                          10270
                  10245                                 9860                                          10459
                  10577                                 10180                                         10833
                  10383                                 9994                                          10698
                  10426                                 10035                                         10751
                  10271                                 9885                                          10598
                  10564                                 10168                                         10868
Dec-92            10743                                 10340                                         11010
                  10865                                 10457                                         11128
                  11190                                 10771                                         11600
                  11227                                 10806                                         11499
                  11381                                 10954                                         11644
                  11406                                 10978                                         11740
                  11605                                 11169                                         11956
                  11597                                 11162                                         11971
                  11884                                 11438                                         12257
                  12006                                 11556                                         12411
                  12029                                 11578                                         12434
                  11809                                 11366                                         12297
Dec-93            12043                                 11591                                         12593
                  12301                                 11840                                         12752
                  11994                                 11544                                         12373
                  11479                                 11048                                         11721
                  11281                                 10858                                         11817
                  11440                                 11011                                         11957
                  11355                                 10930                                         11837
                  11608                                 11173                                         12108
                  11629                                 11193                                         12142
                  11403                                 10975                                         11899
                  11129                                 10711                                         11585
                  10864                                 10457                                         11314
Dec-94            11146                                 10728                                         11669
                  11561                                 11127                                         12125
                  12038                                 11586                                         12566
                  12166                                 11709                                         12709
                  12160                                 11704                                         12706
                  12582                                 12110                                         13185
                  12394                                 11929                                         12982
                  12439                                 11973                                         13050
                  12572                                 12101                                         13229
                  12730                                 12253                                         13333
                  12988                                 12501                                         13617
                  13261                                 12763                                         13918
Dec-95            13446                                 12941                                         14113
                  13543                                 13035                                         14216
                  13396                                 12893                                         14102
                  13069                                 12579                                         13896
                  13036                                 12547                                         13849
                  13067                                 12577                                         13842
                  13164                                 12671                                         14004
                  13288                                 12789                                         14133
                  13346                                 12845                                         14127
                  13520                                 13013                                         14335
                  13669                                 13156                                         14504
                  13885                                 13364                                         14790
Dec-96            13809                                 13291                                         14713



Voyageur National Insured Tax Free Fund Without Sales Charge - Ending Value $13,810

Voyageur National Insured Tax Free Fund With Sales Charge - Ending Value $13,292

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $14,713

The Lehman Bros. Long Insured Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 3.75% sales charge.
     ** Commencement of operations.
     *** Assumes redemption on December 31, 1996



                     Voyageur National Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                        Since
                           1 Year  1/10/92**

  Without Sales Charge      2.70%       6.70%

  With Sales Charge*       (1.15%)      5.88%

  Lehman Bros.              4.25%       8.07%
  Long Insured
  Municipal Bond Index


                     Voyageur National Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    5/26/94**

  Without Contingent        2.24%     7.14%
  Deferred Sales Charge
  With Contingent          (2.76%)    5.75%
  Deferred Sales Charge***



                     Voyageur National Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year   10/20/95**

                            2.02%     4.39%


                                State Breakdown
                        (shown as % of total net assets)


  Alabama                  4.7%       New Mexico              3.4%
  Alaska                  11.1%       New York                6.4%
  California               3.3%       North Carolina          3.1%
  Colorado                 3.3%       North Dakota            3.3%
  Connecticut              3.1%       Pennsylvania            2.9%
  Illinois                 9.7%       Texas                   3.3%
  Indiana                  3.3%       Utah                    3.1%
  Louisiana               20.7%       Virginia                3.2%
  Michigan                 6.2%       Wisconsin               4.6%
  Nevada                   3.2%


                                   Statistics

                      Average Maturity        14.8  Years
                      Average Coupon                6.25%
                      Portfolio Duration       8.9  Years
                      Average Quality             Aaa/AAA




                  VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares
                                    [GRAPH]


National Limited Term Tax                                National Limited Term Tax                    Lehman Bros. 20 Year
Free Without Sales Charge                                 Free With Sales Charge                      Municipal Bond Index
Sept-95           10000                                            9725                                       10000
                  10050                                            9774                                       10000
                  10141                                            9862                                       10117
                  10263                                            9980                                       10228
Dec-95            10322                                            10038                                      10283
                  10445                                            10158                                      10382
                  10434                                            10147                                      10347
                  10300                                            10017                                      10247
                  10279                                            9996                                       10228
                  10247                                            9965                                       10213
                  10340                                            10056                                      10292
                  10433                                            10146                                      10377
                  10484                                            10196                                      10382
                  10567                                            10277                                      10476
                  10683                                            10389                                      10589
                  10851                                            10553                                      10766
Dec-96            10824                                            10527                                      10733



Voyageur National Limited Term Tax FreeFund Without Sales Charge - Ending Value $10,825

Voyageur National Limited Term Tax FreeFund With Sales Charge - Ending Value $10,527

Lehman Bros. 7 Year Municipal Bond Index - Ending Value $10,733

The Lehman Bros. 7 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

    The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
    Performance quoted represents past performance and is not indicative of future results.
    * Average annual total returns include the maximum 2.75% sales charge.
    ** Commencement of operations.
    *** Assumes redemption on December 31, 1996


                  Voyageur National Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                      Since
                           1 Year   9/7/95**

  Without Sales Charge      4.87%     6.19%

  With Sales Charge*        1.98%     3.97%

  Lehman Bros. 7            4.38%     5.53%
  Year Municipal
  Bond Index

                  Voyageur National Limited Term Tax Free Fund
                                  Total Returns
                                (Class B Shares)

                                      Since
                                     3/7/96**

  Without Contingent                  3.19%
  Deferred Sales Charge

  With Contingent                    (0.81%)
  Deferred Sales Charge***


                                State Breakdown
                        (shown as % of total net assets)

  Alabama                 17.2%       Kentucky                4.2%
  Alaska                   4.2%       Minnesota               8.4%
  Arizona                  3.9%       Missouri                4.3%
  California               8.6%       New York                4.3%
  Colorado                 5.1%       Rhode Island            4.2%
  Connecticut              4.3%       Utah                    8.5%
  Idaho                    4.4%       Washington              4.3%
  Illinois                 8.5%       Wyoming                 4.3%

                                   Statistics

                     Average Maturity        8.8  Years
                     Average Coupon               5.47%
                     Portfolio Duration      6.7  Years
                     Average Quality              Aa/AA



                VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares
                                    [GRAPH]



      National High Yield Municipal                           National High Yield Municipal                    Lehman Bros. 7
Bond Fund Without Sales Charge                                 Bond Fund With Sales Charge                Year Municipal Bond Index
Sept-86           10000                                                   9625                                      10000
                  9916                                                    9544                                      10007
                  10166                                                   9785                                      10180
                  10270                                                   9885                                      10382
Dec-86            10276                                                   9890                                      10353
                  10400                                                   10010                                     10665
                  10534                                                   10139                                     10717
                  10514                                                   10120                                     10603
                  10138                                                   9758                                      10071
                  10040                                                   9663                                      10021
                  10157                                                   9776                                      10316
                  10276                                                   9890                                      10421
                  10334                                                   9946                                      10444
                  10069                                                   9691                                      10059
                  9904                                                    9533                                      10095
                  10309                                                   9922                                      10358
Dec-87            10491                                                   10097                                     10509
                  10820                                                   10415                                     10883
                  10936                                                   10526                                     10998
                  10795                                                   10391                                     10870
                  10827                                                   10421                                     10953
                  10846                                                   10439                                     10921
                  11029                                                   10616                                     11081
                  11027                                                   10613                                     11153
                  11129                                                   10712                                     11163
                  11305                                                   10881                                     11365
                  11495                                                   11064                                     11565
                  11396                                                   10968                                     11459
Dec-88            11563                                                   11129                                     11577
                  11699                                                   11261                                     11816
                  11641                                                   11205                                     11681
                  11679                                                   11241                                     11653
                  11920                                                   11473                                     11930
                  12124                                                   11669                                     12178
                  12285                                                   11824                                     12343
                  12410                                                   11944                                     12511
                  12341                                                   11878                                     12389
                  12319                                                   11857                                     12352
                  12473                                                   12005                                     12503
                  12636                                                   12162                                     12722
Dec-89            12765                                                   12286                                     12826
                  12682                                                   12206                                     12765
                  12776                                                   12297                                     12879
                  12796                                                   12317                                     12883
                  12725                                                   12248                                     12790
                  12923                                                   12438                                     13069
                  13036                                                   12547                                     13184
                  13239                                                   12743                                     13379
                  13074                                                   12583                                     13184
                  13121                                                   12629                                     13192
                  13266                                                   12768                                     13431
                  13514                                                   13008                                     13701
Dec-90            13584                                                   13074                                     13761
                  13709                                                   13195                                     13945
                  13799                                                   13281                                     14067
                  13847                                                   13328                                     14072
                  13967                                                   13443                                     14260
                  14067                                                   13539                                     14387
                  14042                                                   13516                                     14372
                  14265                                                   13730                                     14547
                  14453                                                   13911                                     14739
                  14647                                                   14097                                     14931
                  14780                                                   14226                                     15065
                  14818                                                   14262                                     15107
Dec-91            15124                                                   14557                                     15431
                  15137                                                   14569                                     15467
                  15142                                                   14574                                     15472
                  15221                                                   14651                                     15477
                  15404                                                   14827                                     15615
                  15577                                                   14993                                     15799
                  15791                                                   15199                                     16064
                  16215                                                   15607                                     16546
                  16165                                                   15559                                     16384
                  16223                                                   15614                                     16491
                  16103                                                   15499                                     16329
                  16401                                                   15786                                     16622
Dec-92            16609                                                   15986                                     16791
                  16760                                                   16132                                     16986
                  17234                                                   16588                                     17601
                  17214                                                   16568                                     17414
                  17367                                                   16716                                     17590
                  17465                                                   16810                                     17689
                  17711                                                   17047                                     17984
                  17748                                                   17082                                     18007
                  18028                                                   17352                                     18382
                  18220                                                   17536                                     18592
                  18320                                                   17633                                     18627
                  18225                                                   17541                                     18463
Dec-93            18499                                                   17805                                     18853
                  18764                                                   18060                                     19067
                  18411                                                   17721                                     18574
                  17856                                                   17186                                     17818
                  17855                                                   17186                                     17969
                  17989                                                   17314                                     18125
                  17973                                                   17299                                     18015
                  18277                                                   17592                                     18345
                  18345                                                   17657                                     18409
                  18150                                                   17470                                     18138
                  17958                                                   17285                                     17815
                  17706                                                   17042                                     17493
Dec-94            18033                                                   17356                                     17878
                  18416                                                   17725                                     18389
                  18842                                                   18174                                     18924
                  19023                                                   18310                                     18924
                  19098                                                   18382                                     19165
                  19570                                                   18836                                     19776
                  19461                                                   18732                                     19604
                  19585                                                   18851                                     19790
                  19768                                                   19027                                     20042
                  19906                                                   19160                                     20168
                  20210                                                   19452                                     20460
                  20565                                                   19794                                     20800
Dec-95            20737                                                   19959                                     21000
                  20869                                                   20086                                     21159
                  20886                                                   20103                                     21015
                  20702                                                   19925                                     20746
                  20669                                                   19894                                     20688
                  20715                                                   19938                                     20680
                  20893                                                   20110                                     20905
                  21109                                                   20317                                     21096
                  21192                                                   20397                                     21091
                  21426                                                   20623                                     21387
                  21621                                                   20810                                     21628
                  21909                                                   21088                                     22024
Dec-96            22063                                                   21236                                     21932



Voyageur National High Yield Municipal Bond Fund Without Sales Charge - Ending Value $22,064

Voyageur National High Yield Municipal Bond Fund With Sales Charge - Ending Value $21,236

Lehman Bros. Municipal Bond Index - Ending Value $21,932


The Lehman Bros. Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

    The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
    Performance quoted represents past performance and is not indicative of future results.
    * Average annual total returns include the maximum 3.75% sales charge.
    ** Commencement of operations.
    *** Assumes redemption on December 31, 1996


                Voyageur National High Yield Municipal Bond Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                                     Since
                          1 Year 5 Years 10 Years  9/22/86**

  Without Sales Charge     6.39%  7.83%   7.93%      8.00%

  With Sales Charge*       2.40%  7.01%   7.52%      7.60%

  Lehman Bros.             4.44%  7.28%   7.80%      7.94%
  Municipal
  Bond Index

                Voyageur National High Yield Municipal Bond Fund
                                  Total Returns
                                (Class B Shares)

                                      Since
                                   12/12/96**

  Without Contingent                  0.43%
  Deferred Sales Charge

  With Contingent                    (4.57%)
  Deferred Sales Charge***


                                State Breakdown
                        (shown as % of total net assets)

  Alabama        8.7%   Maine            1.8%   Pennsylvania     14.1%
  Arizona        0.9%   Michigan         3.5%   South Dakota      4.8%
  Colorado       8.0%   Minnesota        1.8%   Tennessee         1.8%
  Connecticut    1.7%   Missouri         9.3%   Texas             3.5%
  Florida        3.7%   Nebraska         3.0%   Washington        1.6%
  Idaho          0.4%   New Hampshire    1.7%   West Virginia     1.3%
  Illinois      14.8%   New Mexico       1.3%   Wisconsin         1.0%
  Indiana        3.0%   Oklahoma         8.8%   Wyoming           0.7%


                                   Statistics

                   Average Maturity        7.8  Years
                   Average Coupon                7.4%
                   Portfolio Duration      5.4  Years
                   Average Quality                C/C





INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Insured Funds, Inc.
Voyageur Intermediate Tax Free Funds, Inc.:

         We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur National Tax Free Fund (a fund within Voyageur Mutual Funds, Inc.), Voyageur National Insured Tax Free Fund (a fund within Voyageur Insured Funds, Inc.), Voyageur National Limited Term Tax Free Fund (a fund within Voyageur Intermediate Tax Free Funds, Inc.) and Voyageur National High Yield Municipal Bond Fund (a fund within Voyageur Mutual Funds, Inc.) as of December 31, 1996, and the related statements of operations for the year ended December 31, 1996 (for the five-month period ended December 31, 1996 and the year ended July 31, 1996 for Voyageur National High Yield Municipal Bond Fund) and the statements of changes in net assets for the year ended December 31, 1996 and the period from September 8, 1995 to December 31, 1995 for Voyageur National Tax Free Fund, each of the years in the two-year period ended December 31, 1996 for Voyageur National Insured Tax Free Fund, for the year ended December 31, 1996 and the period from September 7, 1995 to December 31, 1995 for Voyageur National Limited Term Tax Free Fund and for the five-month period ended December 31, 1996 and each of the years in the two-year period ended July 31, 1996 for Voyageur National High Yield Municipal Bond Fund and the financial highlights for the periods presented in note 7. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and where replies are not received we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur National Tax Free Fund, Voyageur National Insured Tax Free Fund, Voyageur National Limited Term Tax Free Fund and Voyageur National High Yield Municipal Bond Fund as of December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 14, 1997





THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                           DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------
                                                                         VOYAGEUR      VOYAGEUR       VOYAGEUR
                                                         VOYAGEUR        NATIONAL      NATIONAL       NATIONAL
                                                         NATIONAL         INSURED    LIMITED TERM    HIGH YIELD
                                                         TAX FREE        TAX FREE      TAX FREE       MUNI BOND
                                                           FUND            FUND          FUND           FUND
                                                      ------------   ------------    ------------   ------------
         ASSETS
Investments in securities, at market value (note 1)
  (identified cost: $3,478,430, $31,618,426,
     $1,154,029 and $57,652,166, respectively) ....   $  3,557,703   $ 32,627,359    $  1,169,115   $ 59,898,630
Cash in bank on demand deposit ....................        127,259      2,075,742              --             --
Receivable for Fund shares sold ...................             --         45,000              --             --
Accrued interest receivable .......................         65,073        448,212          16,507      1,039,209
Organizational costs (note 1) .....................         16,162             --          16,162             --
                                                      ------------   ------------    ------------   ------------
  Total assets ....................................      3,766,197     35,196,313       1,201,784     60,937,839
                                                      ------------   ------------    ------------   ------------

         LIABILITIES
Bank overdraft ....................................             --             --           5,381        405,764
Dividends payable to shareholders .................         18,184        133,498           5,175        302,960
Payable for investment securities purchased .......             --      2,988,308              --        997,500
Distribution fees payable .........................          2,268         24,587             470         21,728
Other accrued expenses ............................          7,924         19,662           6,333         16,911
                                                      ------------   ------------    ------------   ------------
  Total liabilities ...............................         28,376      3,166,055          17,359      1,744,863
                                                      ------------   ------------    ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK    $  3,737,821   $ 32,030,258    $  1,184,425   $ 59,192,976
                                                      ============   ============    ============   ============

Represented by:
  Capital Stock - $.01 par value (note 1) .........   $      3,619   $     30,843    $      1,164   $     56,934
  Additional paid-in capital ......................      3,650,970     31,919,267       1,162,709     57,006,556
  Undistributed net investment income .............          3,959          4,771           5,466          5,622
  Accumulated net realized loss on investments
     (note 1) .....................................             --       (933,556)             --       (122,600)
  Unrealized appreciation of investments ..........         79,273      1,008,933          15,086      2,246,464
                                                      ------------   ------------    ------------   ------------

     TOTAL NET ASSETS .............................   $  3,737,821   $ 32,030,258    $  1,184,425   $ 59,192,976
                                                      ============   ============    ============   ============

Net assets applicable to outstanding Class A Shares   $  3,203,314   $ 30,160,053    $  1,133,038   $ 59,104,609
                                                      ============   ============    ============   ============
Net assets applicable to outstanding Class B Shares   $    472,365   $  1,780,248    $     51,387   $     88,367
                                                      ============   ============    ============   ============
Net assets applicable to outstanding Class C Shares   $     62,142   $     89,957             N/A            N/A
                                                      ============   ============    ============   ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
Class A - Shares of Capital Stock outstanding:
     310,159; 2,904,199; 111,391; and 5,684,868;
     respectively (note 6) ........................   $      10.33   $      10.38    $      10.17   $      10.40
                                                      ============   ============    ============   ============
Class B - Shares of Capital Stock outstanding:
     45,714; 171,462; 5,050; and 8,498;
     respectively (note 6) ........................   $      10.33   $      10.38    $      10.18   $      10.40
                                                      ============   ============    ============   ============
Class C - Shares of Capital Stock outstanding:
     6,014; 8,670; N/A; and N/A;
     respectively (note 6) ........................   $      10.33   $      10.38             N/A            N/A
                                                      ============   ============    ============   ============


See accompanying notes to financial statments.



THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------
                                                                    VOYAGEUR      VOYAGEUR
                                                      VOYAGEUR      NATIONAL      NATIONAL           VOYAGEUR NATIONAL
                                                      NATIONAL      INSURED      LIMITED TERM            HIGH YIELD
                                                      TAX FREE      TAX FREE       TAX FREE            MUNICIPAL  BOND
                                                        FUND           FUND          FUND                    FUND
                                                      -----------    -----------    -----------    --------------------------
                                                        YEAR           YEAR          YEAR        FIVE MONTHS        YEAR
                                                        ENDED          ENDED         ENDED           ENDED          ENDED
                                                      DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    JULY 31,
                                                         1996           1996           1996           1996           1996
                                                      -----------    -----------    -----------    -----------    -----------
Investment income:
  Interest ........................................   $   143,891    $ 2,040,921    $    59,511    $ 1,767,468    $ 4,486,670
                                                      -----------    -----------    -----------    -----------    -----------

Expenses (note 3):
  Investment advisory and management fee ..........        12,665        174,688          4,731        140,548        322,677
  Dividend-disbursing, administrative and
     accounting services fees .....................        19,984         75,044         16,304         28,025         48,308
  Printing, postage and supplies ..................         2,173          4,242            214          4,601         15,409
  Audit and accounting fees .......................         6,370         12,085          4,858         10,135         12,383
  Legal fees ......................................            33            300             17          7,936          9,697
  Distribution fees - Class A .....................         5,503         83,067          2,854         72,153        193,606
  Distribution fees - Class B .....................         2,817         16,639            410             31            N/A
  Distribution fees - Class C .....................           506            395             --             --            N/A
  Directors' fees .................................           185          1,830             94          2,775          7,500
  Registration fees ...............................        21,683         20,234         19,574          5,000          4,454
  Custodian fees ..................................         4,469          4,187          2,189            500          1,136
  Amortization of organizational costs ............         4,407         15,416          4,407             --             --
  Other ...........................................           371          1,163            141          1,969          6,750
                                                      -----------    -----------    -----------    -----------    -----------
     Total expenses ...............................        81,166        409,740         55,793        273,673        621,920
  Less:  Expenses waived or absorbed ..............       (70,841)      (156,852)       (51,306)       (53,023)       (73,210)
                                                      -----------    -----------    -----------    -----------    -----------
  Net expenses before earnings credits on
     uninvested cash ..............................        10,325        252,888          4,487        220,650        548,710
  Less:  Earnings credits on uninvested cash ......        (4,469)          (978)          (659)            --             --
                                                      -----------    -----------    -----------    -----------    -----------
     Total net expenses ...........................         5,856        251,910          3,828        220,650        548,710
                                                      -----------    -----------    -----------    -----------    -----------
     Investment income - net ......................       138,035      1,789,011         55,683      1,546,818      3,937,960
                                                      -----------    -----------    -----------    -----------    -----------

Realized and unrealized gain (loss) on investments:
     Realized gain (loss) on security
        transactions (note 2) .....................         1,777       (164,634)           630        (97,077)       211,120
   Net change in unrealized appreciation or
     depreciation of investments ..................        24,862       (770,391)        (2,327)     1,323,262        691,939
                                                      -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on investments .............        26,639       (935,025)        (1,697)     1,226,185        903,059
                                                      -----------    -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $   164,674    $   853,986    $    53,986    $ 2,773,003    $ 4,841,019
                                                      ===========    ===========    ===========    ===========    ===========


See accompanying notes to financial statments.




THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                      VOYAGEUR NATIONAL
                                                                                        TAX FREE FUND
                                                                                        -------------
                                                                                    YEAR         PERIOD FROM
                                                                                    ENDED     SEPTEMBER 8, 1995*
                                                                                  DECEMBER 31,  TO DECEMBER 31,
                                                                                      1996           1995
Operations:                                                                       -----------    -----------
     Investment income - net ..................................................   $   138,035    $    19,003
     Realized gain (loss) on security transactions ............................         1,777         12,234
     Net change in unrealized appreciation or depreciation of investments .....        24,862         54,411
                                                                                  -----------    -----------
         Net increase in net assets resulting from operations .................       164,674         85,648
                                                                                  -----------    -----------

Distributions to shareholders from:
     Investment income - net:
         Class A ..............................................................      (122,805)       (18,179)
         Class B ..............................................................       (14,295)          (935)
         Class C ..............................................................        (2,474)          (268)
     Net realized gain on investments:
         Class A ..............................................................        (1,520)       (10,370)
         Class B ..............................................................          (227)        (1,427)
         Class C ..............................................................           (30)          (437)
     Excess distribution of net realized gain:
         Class A ..............................................................            --             --
                                                                                  -----------    -----------
     Total distributions ......................................................      (141,351)       (31,616)
                                                                                  -----------    -----------
Capital share transactions (note 6):
     Proceeds from sale of shares:
         Class A (note 3) .....................................................     2,627,842      2,206,306
         Class B ..............................................................       304,896        155,010
         Class C ..............................................................        15,000         50,010
     Net asset value of shares issued in reinvestment of net investment income, realized gain distributions, and distributions in excess of net realized gains:
              Class A .........................................................        61,233         11,310
              Class B .........................................................         6,827            401
              Class C .........................................................         1,998            109
     Payments for redemption of shares:
         Class A ..............................................................      (780,179)      (995,010)
         Class B (note 3) .....................................................            --            (10)
         Class C (note 3) .....................................................        (2,760)        (2,517)
                                                                                  -----------    -----------
     Increase (decrease) in net assets from capital share transactions ........     2,234,857      1,425,609
                                                                                  -----------    -----------
         Total increase (decrease) in net assets ..............................     2,258,180      1,479,641
Net assets at beginning of period .............................................     1,479,641             --
                                                                                  -----------    -----------
Net assets at end of period (including undistributed net investment income of $3,959, $1,090, $4,771, $6,820, $5,466, $892, $5,622, $0
     and $0, respectively) ....................................................   $ 3,737,821    $ 1,479,641
                                                                                  ===========    ===========

* Commencement of operations.



See accompanying notes to financial statments.



(WIDE TABLE CONTINUED FROM ABOVE)



------------------------------------------------------------------------------------------------------------
      VOYAGEUR NATIONAL              VOYAGEUR NATIONAL                       VOYAGEUR NATIONAL
    INSURED TAX FREE FUND        LIMITED TERM TAX FREE FUND             HIGH YIELD MUNICIPAL BOND FUND
----------------------------    ----------------------------    --------------------------------------------
  YEAR             YEAR           YEAR        PERIOD FROM        PERIOD FROM       YEAR            YEAR
  ENDED            ENDED          ENDED     SEPTEMBER 7, 1995*  AUGUST 1, 1996     ENDED           ENDED
DECEMBER 31,     DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,  TO DECEMBER 31,    JULY 31,        JULY 31,
    1996            1995            1996            1995            1996            1996            1995
------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,789,011    $  1,893,512    $     55,683    $     14,634    $  1,546,818    $  3,937,960    $  4,417,173
    (164,634)       (768,922)            630             967         (97,077)        211,120         868,133
    (770,391)      5,704,995          (2,327)         17,413       1,323,262         691,939        (592,387)
------------    ------------    ------------    ------------    ------------    ------------    ------------
     853,986       6,829,585          53,986          33,014       2,773,003       4,841,019       4,692,919
------------    ------------    ------------    ------------    ------------    ------------    ------------



  (1,717,236)     (1,945,689)        (53,853)        (15,211)     (1,541,075)     (3,937,960)     (4,417,173)
     (77,614)        (45,262)         (1,664)            N/A            (121)            N/A             N/A
      (1,599)            (71)            N/A             N/A             N/A             N/A             N/A

          --              --            (603)           (967)             --        (779,384)       (308,935)
          --              --             (27)             --              --             N/A             N/A
          --              --             N/A             N/A             N/A             N/A             N/A

          --              --              --              --              --         (25,474)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------
  (1,796,449)     (1,991,022)        (56,147)        (16,178)     (1,541,196)     (4,742,818)     (4,726,108)
------------    ------------    ------------    ------------    ------------    ------------    ------------


   5,317,143      10,391,623         609,662       1,202,975       2,208,712       2,593,882       3,529,401
     615,154       1,133,058          50,000             N/A          88,126             N/A             N/A
      80,900          15,175             N/A             N/A             N/A             N/A             N/A



     985,479       1,246,400          54,054          10,294         625,742       2,523,625       2,501,190
      49,688          33,452           1,484             N/A              --             N/A             N/A
       1,314              31             N/A             N/A             N/A             N/A             N/A

 (10,900,651)    (16,006,766)       (758,539)           (180)     (8,421,106)     (8,113,265)    (11,812,598)
    (389,803)       (212,794)             --             N/A              --             N/A             N/A
      (3,611)         (5,047)            N/A             N/A             N/A             N/A             N/A
------------    ------------    ------------    ------------    ------------    ------------    ------------
  (4,244,387)     (3,404,868)        (43,339)      1,213,089      (5,498,526)     (2,995,758)     (5,782,007)
------------    ------------    ------------    ------------    ------------    ------------    ------------
  (5,186,850)      1,433,695         (45,500)      1,229,925      (4,266,719)     (2,897,557)     (5,815,196)
  37,217,108      35,783,413       1,229,925              --      63,459,695      66,357,252      72,172,448
------------    ------------    ------------    ------------    ------------    ------------    ------------


$ 32,030,258    $ 37,217,108    $  1,184,425    $  1,229,925    $ 59,192,976    $ 63,459,695    $ 66,357,252
============    ============    ============    ============    ============    ============    ============




THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS

 (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur National Tax Free Fund (National Tax Free Fund) and Voyageur National High Yield Municipal Bond Fund (National High Yield Municipal Bond
Fund) series of Voyageur Mutual Funds, Inc., Voyageur National Insured Tax Free Fund (National Insured Tax Free Fund), a series of Voyageur Insured Funds, Inc. and Voyageur National Limited Term Tax Free Fund (National Limited Term Tax Free
Fund), a series of Voyageur Intermediate Tax Free Funds, Inc. are registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. National Tax Free Fund, National Insured Tax Free Fund and National Limited Term Tax Free Fund are registered as diversified funds. National High Yield Municipal Bond Fund is registered as a non-diversified Fund. National Tax Free Fund seeks high current income free from federal income taxes by investing in investment grade municipal bonds. National Insured Tax Free Fund seeks high current income free from federal income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. National Limited Term Tax Free Fund seeks to preserve original investment principal while providing income free from federal income taxes by investing in intermediate term investment grade municipal bonds. National High Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal bonds.
   National Tax Free Fund, National Insured Tax Free Fund, National Limited Term Tax Free Fund and National High Yield Municipal Bond Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. As of December 31, 1996 the National Limited Term Tax Free Fund and National High Yield Municipal Bond Fund had no Class C Shares outstanding. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
   Pursuant to their articles of incorporation, Voyageur Mutual Funds, Inc., Voyageur Insured Funds, Inc. and Voyageur Intermediate Tax Free Funds each have 10 trillion shares of authorized capital stock that may be issued in one or more series.

   The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
   Delivery and payment for securities which have been purchased by each Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.


ORGANIZATIONAL COSTS
   Organizational costs are being amortized over 60 months on a straight line basis for National Tax Free Fund, National Insured Tax Free Fund, and National Limited Term Tax Free Fund.

FEDERAL TAXES
   Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for each Fund. Net investment income and net realized gains (losses) for each Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. For federal income tax purposes, as of December 31, 1996, National Insured Tax Free Fund had a capital loss carryover of $933,556 that will expire in 2003 and 2004 and National High Yield Municipal Bond Fund had a capital loss carryover of $122,600 that will expire in 2004 and 2005 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.
   On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in capital by $4,408 for National Tax Free Fund and National Limited Term Tax Free Fund and $5,389 for National Insured Tax Free Fund. On the statements of assets and liabilities, as a result of permanent book-to- tax differences, reclassification entries have been made to increase additional paid-in capital and decrease accumulated net realized loss on investments by $49 for National High Yield Municipal Bond Fund.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be paid throughout the year and net long-term realized capital gains, when available, are distributed annually.

ILLIQUID SECURITIES
   At December 31, 1996, investments in securities for the Funds may include issues that are illiquid. The Funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at December 31, 1996, was $99,875 (2.7% of total net assets) for National Tax Free Fund and $5,662,363 (9.6% of total net assets) for National High Yield Municipal Bond Fund.

(2) SECURITIES TRANSACTIONS
   Purchase cost and proceeds from sales of securities other than short-term securities aggregated $3,739,944 and $1,519,746 for National Tax Free Fund, $28,817,981 and $31,889,684 for National Insured Tax Free Fund and $768,954 and $810,847 for National Limited Term Tax Free Fund, and $4,442,915 and $5,043,498 for National High Yield Municipal Bond Fund, respectively, for the period ended December 31, 1996.

(3) EXPENSES
   Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages each Fund's assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .50% for National Tax Free Fund and National Insured Tax Free Fund, .65% (.50% prior to November 9, 1996 pursuant to an advisory agreement with IFG Asset Management Services, Inc.) for National High Yield Municipal Bond Fund, and .40% for National Limited Term Tax Free Fund. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the National Insured Tax Free Fund during the year ended December 31, 1996. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996, Voyageur absorbed $46,949 for National Tax Free Fund and $40,702 for National Limited Term Tax Free Fund pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $23,051 for National Tax Free Fund, $145,000 for National Insured Tax Free Fund, $9,298 for National Limited Term Tax Free Fund and $35,572 for National High Yield Municipal Bond Fund.
   Each Fund will also pay a fee to Voyageur for acting as the Funds' dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
   Each class of shares has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans, each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% (.30% prior to November 9, 1996 for National High Yield Municipal Bond Fund pursuant to distribution agreements with Dain Bosworth Incorporated and Rauscher Pierce Refsnes, Inc.) of average daily net assets of the Class A Shares and 1.00% of average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fees at its sole discretion. During the period ended December 31, 1996, Fund Distributors voluntarily waived Class A distribution fees of $6,617 for National Insured Tax Free Fund, $1,141 for National Limited Term Tax Free Fund and $17,451 for National High Yield Municipal Bond Fund, and Class B distribution fees of $841 for National Tax Free Fund, $5,235 for National Insured Tax Free Fund and $165 for National Limited Term Tax Free Fund. National Tax Free Fund earned $4,469, National Insured Tax Free Fund earned $978, and National Limited Term Tax Free Fund earned $659 in credits on uninvested cash balances held by the Funds at the custodian. These credits were used to reduce certain fees for various custodial services provided by the custodian bank.
   Sales charges paid by Class A shareholders were $22,009 for National Tax Free Fund, $42,119 for National Insured Tax Free Fund, $4,983 for National Limited Term Tax Free Fund and $2,060 for National High Yield Municipal Bond Fund. Of these amounts Fund Distributors received $2,989, $4,583, $1,073 and $0, respectively. Contingent deferred sales charges paid by Class B shareholders were $4,313 for National Insured Tax Free Fund. Contingent deferred sales charges paid by Class C shareholders were $29 for National Insured Tax Free Fund.

(4) FUND MERGER
   On November 9, 1996, Voyageur National High Yield Municipal Bond Fund acquired all of the net assets of Great Hall National Tax-Exempt Fund (Great Hall Fund) pursuant to an Agreement and Plan of Reorganization approved by Great Hall shareholders on November 6, 1996. The acquisition was accompanied by a tax-free exchange of 5,755,266 shares of Great Hall Fund for 5,755,266 Class A shares of National High Yield Municipal Bond Fund. The aggregate net assets of Great Hall Fund before the acquisition were $59,694,131 (including paid-in capital of $57,708,560, accumulated net realized loss of $42,445, and unrealized gains of $2,028,016).
   Since Voyageur National High Yield Municipal Bond Fund had no operations or assets and liabilities prior to the acquisition, the Fund will retain financial history of Great Hall Fund for financial reporting and income tax purposes.

(5) PLANNED FUND REORGANIZATION
   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG") executed an Agreement and Plan of Merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. Also proposed, is a Plan of Liquidation and Termination for National Tax Free Fund, National Insured Tax Free Fund and National Limited Term Tax Free Fund. The merger and Plan of Liquidation and Termination are subject to approval of the Funds' Board of Directors and shareholders.

(6) SHARE TRANSACTIONS
Transactions in shares of capital stock during each period were as follows:


                                                                NATIONAL TAX FREE FUND
                                                                ----------------------
                                                       CLASS A                            CLASS B
                                               -----------------------------    ------------------------------
                                                 YEAR        PERIOD FROM           YEAR       PERIOD FROM
                                                 ENDED    SEPTEMBER 8, 1995*       ENDED   SEPTEMBER 15, 1995*
                                              DECEMBER 31,  TO DECEMBER 31,     DECEMBER 31, TO DECEMBER 31,
                                                 1996          1995                1996          1995
                                               -----------   --------             --------      --------
Shares sold                                     258,116       216,356               30,034        14,976
Shares issued for reinvested distributions        5,980         1,100                  666            39
Shares redeemed                                 (75,528)      (95,865)                  --            (1)
                                               --------      --------             --------      --------
Increase in shares outstanding                  188,568       121,591               30,700        15,014
                                               ========      ========             ========      ========




                                                                  NATIONAL TAX FREE FUND
                                                                  ----------------------
                                                                         CLASS C
                                                         --------------------------------------
                                                                YEAR              PERIOD FROM
                                                                ENDED         SEPTEMBER 12, 1995*
                                                            DECEMBER 31,        TO DECEMBER 31,
                                                                1996                 1995
                                                         ------------------     ---------------
Shares sold.............................................        1,485                4,834
Shares issued for reinvested distributions..............          194                   10
Shares redeemed.........................................         (265)                (244)
                                                              -------               -------
Increase in shares outstanding..........................        1,414                4,600
                                                              =======               ======




                                                              NATIONAL INSURED TAX FREE FUND
                                                              ------------------------------
                                                      CLASS A                            CLASS B
                                             ----------------------------        ---------------------------
                                               YEAR            YEAR                YEAR           YEAR
                                               ENDED           ENDED               ENDED          ENDED
                                             DECEMBER 31,    DECEMBER 31,        DECEMBER 31,   DECEMBER 31,
                                                1996             1995                1996           1995
                                            -----------      ------------          --------      ----------
Shares sold................................    514,487          1,032,700            59,194         111,409
Shares issued for
      reinvested distributions.............     95,449            124,540             4,815           3,314
Shares redeemed............................ (1,057,278)        (1,595,201)          (37,790)        (20,799)
                                            -----------      ------------          --------      ----------
Increase (decrease) in
      shares outstanding...................   (447,342)          (437,961)           26,219          93,924
                                           ===========      =============         ==========     ==========



---------------------------------

* Commencement of operations



                                                                 NATIONAL INSURED TAX FREE FUND
                                                                 ------------------------------
                                                                            CLASS C
                                                      -------------------------------------------------
                                                             YEAR                        PERIOD FROM
                                                             ENDED                       OCTOBER 20,
                                                         DECEMBER 31,                     1995* TO
                                                             1996                     DECEMBER 31, 1995
                                                      ------------------              -----------------
Shares sold.........................................       7,916                           1,461
Shares issued for
     reinvested distributions.......................         127                               3
Shares redeemed.....................................        (349)                           (488)
                                                          ------                          ------
Increase in shares outstanding......................       7,694                             976
                                                          ======                          ======




                                                                NATIONAL LIMITED TERM TAX FREE FUND
                                                                -----------------------------------
                                                                 CLASS A                        CLASS B
                                                   ---------------------------------         -----------
                                                        YEAR                PERIOD FROM        PERIOD FROM
                                                        ENDED           SEPTEMBER 7, 1995*   MARCH 7, 1996*
                                                    DECEMBER 31,          TO DECEMBER 31,    TO DECEMBER 31,
                                                        1996                1995                  1996
                                                   -----------           -----------          ----------
Shares sold......................................      59,138                120,091               4,902
Shares issued for
       reinvested distributions..................       5,368                  1,020                 148
Shares redeemed..................................     (74,208)                   (18)                --
                                                   -----------           -----------          ----------
Increase (decrease) in shares outstanding........     ( 9,702)               121,093               5,050
                                                  ============           ===========          ==========




                                                  NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                                                  ---------------------------------------
                                                              CLASS A                         CLASS B
                                         -------------------------------------------      ------------
                                            PERIOD FROM        YEAR           YEAR          PERIOD FROM
                                          AUGUST 1, 1996       ENDED          ENDED     DECEMBER 18, 1996*
                                          TO DECEMBER 31,    JULY 31,       JULY 31,      TO DECEMBER 31,
                                               1996             1996           1995            1996
                                         ------------     ------------    -----------      -----------
Shares sold.............................     213,088          253,498        354,203             8,498
Shares issued for
       reinvested distributions.........      60,940          245,537        250,761                --
Shares redeemed.........................    (819,364)        (790,794)    (1,182,858)               --
                                         ------------     ------------    -----------      -----------
Increase (decrease) in shares outstanding   (545,336)        (291,759)      (577,894)            8,498
                                         ============     ============   ============      ===========


*  Commencement of operations.




(7) FINANCIAL HIGHLIGHTS
   Per share data (rounded to nearest cent) for a share of capital stock outstanding and selected information for each period were as follows:

                                                                      NATIONAL TAX FREE FUND
                                                                      ----------------------
                                              CLASS A                      CLASS B                     CLASS C
                                       -----------------------        --------------------       -------------------
                                                   PERIOD FROM                  PERIOD FROM               PERIOD FROM
                                        YEAR       SEPTEMBER 8,       YEAR      SEPTEMBER 15,    YEAR     SEPTEMBER 12,
                                        ENDED       1995(d) TO        ENDED      1995(d) TO      ENDED      1995(d) TO
                                      DECEMBER 31,  DECEMBER 31,    DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                          1996          1995             1996        1995           1996       1995
                                       ---------     ---------        ---------   ---------      ---------  ---------
Net asset value:
   Beginning of period .............   $   10.48     $   10.00        $   10.48   $   10.09      $   10.48  $   10.00
                                       ---------     ---------        ---------   ---------      ---------  ---------

Operations:
   Net investment income ...........         .58           .18              .53         .15            .50        .15
   Net realized and unrealized
     gain (loss) on investments ....        (.14)          .58             (.14)        .49           (.14)       .58
                                       ---------     ---------        ---------   ---------      ---------  ---------
       Total from operations .......         .44           .76              .39         .64            .36        .73
                                       ---------     ---------        ---------   ---------      ---------  ---------

Distributions to shareholders:
   From net investment income (f) ..        (.58)         (.18)            (.53)       (.15)          (.50)      (.15)
   From net realized gains .........        (.01)         (.10)            (.01)       (.10)          (.01)      (.10)
                                       ---------     ---------        ---------   ---------      ---------  ---------
     Total distributions ...........        (.59)         (.28)            (.54)       (.25)          (.51)      (.25)
                                       ---------     ---------        ---------   ---------      ---------  ---------

Net asset value:
   End of period ...................   $   10.33     $   10.48        $   10.33   $   10.48      $   10.33  $   10.48
                                       =========     =========        =========   =========      =========  =========

Total investment return (b) ........        4.38%         7.57%            3.83%       6.39%          3.51%      7.37%
Net assets at end of
   period (000's omitted) ..........   $   3,203     $   1,274        $     472   $     157      $      62  $      48

Ratios:
   Ratio of expenses to
     average daily net assets (g) ..         .34%          .35%(e)          .80%        .88%(e)       1.09%      1.22%(e)
   Ratio of net investment income
     to average daily net assets ...        5.50%         5.03%(e)         5.07%       4.52%(e)       4.74%      4.36%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............        1.25%         1.25%(e)         2.00%       2.00%(e)       2.00%      2.00%(e)
           Net investment income ...        4.59%         4.13%(e)         3.87%       3.40%(e)       3.83%      3.59%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........       62.25%        49.62%           62.25%      49.62%         62.25%     49.62%



See accompanying notes to Financial Highlights.



                                                                 NATIONAL INSURED TAX FREE FUND
                                            ---------------------------------------------------------------------------
                                                                          CLASS A
                                            ---------------------------------------------------------------------------
                                                                                                          PERIOD FROM
                                                                                                          JANUARY 10,
                                                           YEAR ENDED DECEMBER 31,                        1992(d) TO
                                            ----------------------------------------------------------    DECEMBER 31,
                                               1996            1995            1994            1993            1992
                                            ----------      ----------      ----------      ----------      ----------
Net asset value:
   Beginning of period .................    $    10.64      $     9.32      $    10.67      $    10.14      $    10.00
                                            ----------      ----------      ----------      ----------      ----------

Operations:
   Net investment income ...............           .53             .54             .56             .60             .57
   Net realized and unrealized
      gain (loss) on investments .......          (.26)           1.34           (1.34)            .60             .14
                                            ----------      ----------      ----------      ----------      ----------
         Total from operations .........           .27            1.88            (.78)           1.20             .71
                                            ----------      ----------      ----------      ----------      ----------

Distributions to shareholders:
   From net investment income (a) ......          (.53)           (.56)           (.55)           (.60)           (.57)
   From net realized gains .............            --              --            (.02)           (.07)             --
                                            ----------      ----------      ----------      ----------      ----------
      Total distributions ..............          (.53)           (.56)           (.57)           (.67)           (.57)
                                            ----------      ----------      ----------      ----------      ----------

Net asset value:
   End of period .......................    $    10.38      $    10.64      $     9.32      $    10.67      $    10.14
                                            ==========      ==========      ==========      ==========      ==========

Total investment return (b) ............          2.70%          20.63%          (7.45)%         12.10%           7.43%
Net assets at end of
   period (000's omitted) ..............    $   30,160      $   35,662      $   35,305      $   25,315      $    2,919

Ratios:
   Ratio of expenses to
      average daily net assets (g) .....           .70%            .61%            .10%             --%             --%
   Ratio of net investment income
      to average daily net assets ......          5.15%           5.29%           5.71%           5.29%           5.85%(e)
         Assuming no voluntary
             waivers and reimbursements:
                Expenses (c) ...........          1.14%           1.16%           1.25%           1.25%           1.25%(e)
                Net investment income ..          4.71%           4.74%           4.56%           4.04%           4.60%(e)
Portfolio turnover rate (excluding
   short-term securities) ..............         83.45%         192.90%          31.25%          77.79%         114.92%



See accompanying notes to Financial Highlights.




                                                              NATIONAL INSURED TAX FREE FUND
                                         ---------------------------------------------------------------------
                                                    CLASS B                                 CLASS C
                                         -----------------------------------------    ------------------------

                                                                     PERIOD FROM                   PERIOD FROM
                                                                        MAY 26,          YEAR      OCTOBER 20,
                                          YEAR ENDED DECEMBER 31,     1994(d) TO         ENDED      1995(d) TO
                                          -----------------------     DECEMBER 31,    DECEMBER 31, DECEMBER 31,
                                            1996           1995           1994            1996        1995
                                         ---------      ---------      ---------       ---------   ---------
Net asset value:
    Beginning of period .............    $   10.64      $    9.32      $    9.81       $   10.63   $   10.38
                                         ---------      ---------      ---------       ---------   ---------

Operations:
    Net investment income ...........          .48            .50            .31             .46         .09
    Net realized and unrealized
       gain (loss) on investments ...         (.26)          1.34           (.50)           (.26)        .24
                                         ---------      ---------      ---------       ---------   ---------
          Total from operations .....          .22           1.84           (.19)            .20         .33
                                         ---------      ---------      ---------       ---------   ---------

Distributions to shareholders:
    From net investment income (a) ..         (.48)          (.52)          (.29)           (.45)       (.08)
    From net realized gains .........           --             --           (.01)             --          --
                                         ---------      ---------      ---------       ---------   ---------
       Total distributions ..........         (.48)          (.52)          (.30)           (.45)       (.08)
                                         ---------      ---------      ---------       ---------   ---------

Net asset value:
    End of period ...................    $   10.38      $   10.64      $    9.32       $   10.38   $   10.63
                                         =========      =========      =========       =========   =========

Total investment return (b) .........         2.24%         20.10%         (1.94)%          2.02%       3.21%
Net assets at end of
    period (000's omitted) ..........    $   1,780      $   1,545      $     478       $      90   $      10

Ratios:
   Ratio of expenses to
     average daily net assets (g) ...         1.16%           .93%           .48%(e)        1.50%        .93%(e)
   Ratio of net investment income
     to average daily net assets ....         4.66%          4.85%          5.37%(e)        4.27%       4.46%(e)
        Assuming no voluntary waivers
           and reimbursements:
             Expenses (c) ...........         1.89%          1.81%          1.99%(e)        1.91%       1.40%(e)
             Net investment income ..         3.93%          3.97%          3.86%(e)        3.86%       3.99%(e)
Portfolio turnover rate (excluding
   short-term securities) ...........        83.45%        192.90%         31.25%          83.45%     192.90%



See accompanying notes to Financial Highlights.




                                                 NATIONAL LIMITED TERM TAX FREE FUND
                                                 -----------------------------------
                                                 CLASS A                    CLASS B
                                          ------------------------         ---------
                                           YEAR        PERIOD FROM         PERIOD FROM
                                           ENDED     SEPTEMBER 7, 1995(d) MARCH 7, 1996(d)
                                         DECEMBER 31,  TO DECEMBER 31,    TO DECEMBER 31,
                                             1996          1995               1996
                                          ---------      ---------         ---------
Net asset value:
  Beginning of period ................    $   10.16      $   10.00         $   10.20
                                          ---------      ---------         ---------

Operations:
  Net investment income ..............          .48            .14               .34
  Net realized and unrealized
      gain (loss) on investments .....          .01            .17              (.02)
                                          ---------      ---------         ---------
          Total from operations ......          .49            .31               .32
                                          ---------      ---------         ---------

Distributions to shareholders:
  From net investment income (f) .....         (.47)          (.14)             (.33)
  From net realized gains ............         (.01)          (.01)             (.01)
                                          ---------      ---------         ---------
      Total distributions ............         (.48)          (.15)             (.34)
                                          ---------      ---------         ---------

Net asset value:
  End of period ......................    $   10.17      $   10.16         $   10.18
                                          =========      =========         =========

Total investment return (b) ..........         4.87%          3.22%             3.19%
Net assets at end of
  period (000's omitted) .............    $   1,133      $   1,230         $      51

Ratios:
   Ratio of expenses to
      average daily net assets (g) ...          .36%           .56%(e)           .82%(e)
   Ratio of net investment income
      to average daily net assets ....         4.72%          4.17%(e)          4.30%(e)
         Assuming no voluntary waivers
             and reimbursements:
                Expenses (c) .........         1.25%          1.25%(e)          2.00%(e)
                Net investment income          3.83%          3.48%(e)          3.12%(e)
Portfolio turnover rate (excluding
   short-term securities) ............        67.35%         54.31%            67.35%


See accompanying notes to Financial Highlights.



                                                              NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                                        ----------------------------------------------------------------------------------------
                                                                               CLASS A
                                        ----------------------------------------------------------------------------------------
                                          PERIOD FROM
                                        AUGUST 1, 1996                            YEAR ENDED JULY 31,
                                        TO DECEMBER 31,   ----------------------------------------------------------------------
                                          1996(h)            1996           1995           1994           1993           1992
                                        ----------        ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of period ...............   $    10.19        $    10.17     $    10.17     $    10.50     $    10.22     $     9.65
                                        ----------        ----------     ----------     ----------     ----------     ----------

Operations:
  Net investment income .............          .26               .63            .65            .62            .65            .70
  Net realized and unrealized
      gain (loss) on investments ....          .21               .14            .04           (.31)           .28            .57
                                        ----------        ----------     ----------     ----------     ----------     ----------
          Total from operations .....          .47               .77            .69            .31            .93           1.27
                                        ----------        ----------     ----------     ----------     ----------     ----------

Distributions to shareholders:
  From net investment income (f) ....         (.26)             (.63)          (.65)          (.62)          (.65)          (.70)
  From net realized gains ...........           --              (.12)          (.04)          (.02)            --             --
                                        ----------        ----------     ----------     ----------     ----------     ----------
      Total distributions ...........         (.26)             (.75)          (.69)          (.64)          (.65)          (.70)
                                        ----------        ----------     ----------     ----------     ----------     ----------

Net asset value:
  End of period .....................   $    10.40        $    10.19     $    10.17     $    10.17     $    10.50     $    10.22
                                        ==========        ==========     ==========     ==========     ==========     ==========

Total investment return (b) .........         4.52%             7.78%          7.16%          2.99%          9.45%         13.84%
Net assets at end of
  period (000's omitted) ............   $   59,105        $   63,460     $   66,357     $   72,172     $   58,048     $   43,166

Ratios:
  Ratio of expenses to
     average daily net assets (g) ...     .87 %(e)               .85%           .79%           .91%          1.01%           .84%
  Ratio of net investment income
     to average daily net assets ....         6.06%(e)          6.10%          6.45%          5.98%          6.32%          7.15%
        Assuming no voluntary waivers
           and reimbursements:
               Expenses (c) .........         1.07%(e)           .96%           .90%          1.01%          1.24%          1.14%
               Net investment income          5.86%(e)          5.99%          6.34%          5.88%          6.09%          6.85%
Portfolio turnover rate (excluding
  short-term securities) ............         7.51%               --           8.45%         27.88%         16.36%         14.50%


See accompanying notes to Financial Highlights.




                                                                  NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                                                                                 CLASS B
                                                                                PERIOD FROM
                                                                           DECEMBER 18, 1996(d)
                                                                              TO DECEMBER 31,
                                                                                 1996
Net asset value:
  Beginning of period................................                           $10.37
                                                                                ------

Operations:
  Net investment income..............................                              .01
  Net realized and unrealized
      gain on investments............................                              .03
                                                                                ------
          Total from operations......................                              .04
                                                                                ------

Distributions to shareholders:
  From net investment income (f).....................                             (.01)
                                                                                ------

Net asset value:
  End of period......................................                           $10.40
                                                                                ======

Total investment return (b)..........................                              .43%
Net assets at end of
  period (000's omitted).............................                              $88

Ratios:
   Ratio of expenses to
      average daily net assets (g)...................                             1.45%(e)
   Ratio of net investment income
      to average daily net assets....................                             4.65%(e)
         Assuming no voluntary waivers
             and reimbursements:
                Expenses (c).........................                             1.66%(e)
                Net investment income................                             4.44%(e)
Portfolio turnover rate (excluding
   short-term securities)............................                             7.51%


See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period ended December 31, 1995 $.01 per share of the distribution from net investment income were subject to federal income tax for Class A and Class B Shares. For the period ended December 31, 1995 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax for Class C Shares. For the periods ended December 31, 1994, and 1993 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1992 $.05 per share of the distributions from net investment income were subject to federal income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) For the periods presented the advisor and distributor voluntarily absorbed various fees and expenses for the Funds. The advisor also paid $6,364 beyond total fees and expenses for the period ended December 31, 1992 for National Insured Tax Free Fund. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)   Commencement of operations.
(e)   Annualized.
(f) For the periods presented, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
(g) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.
(h) On November 6, 1996, the Fund's shareholders approved a change of investment adviser from IFG Asset Management Services, Inc. to Voyageur Fund Managers, Inc.





VOYAGEUR NATIONAL TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS  (95.2%):
             ALABAMA (7.3%):
             -------------------------------------------------------------------------------------------------------
   $ 170     Alabama College and Univeristy, Tuskegee University
                 (Asset Gaurantee Insured)..........................................  5.90%    09-01-16   $ 172,995
     100     Birmingham Special Care Facility Revenue, Carraway Meth Health
                 (Connie Lee Insured)...............................................  5.88     08-15-25     100,345
                                                                                                         ----------
                                                                                                            273,340
                                                                                                         ----------

             ARIZONA (2.8%):
             -------------------------------------------------------------------------------------------------------

     100     Maricopa County Unified School District #8-Osborn G.O. (FGIC Insured) .  5.88     07-01-14     103,290
                                                                                                          ----------

             CALIFORNIA (10.8%):
             -------------------------------------------------------------------------------------------------------

     250     California Housing Finance Agency Home Mortgage Revenue
                (MBIA Insured).....................................................   6.15     08-01-16     252,890
     100     Chino Unified School District Certificate of Participation (FSA Insured) 6.13     09-01-26     102,955
      50     Foothills/Eastern Corridor Toll Road Revenue..........................   6.00     01-01-34      48,981
                                                                                                        -----------
                                                                                                            404,826
                                                                                                        -----------

             COLORADO (3.8%):
             -------------------------------------------------------------------------------------------------------

      100    Arapahoe County Capital Improvement Highway Revenue - E-470
                Project, Zero Coupon...............................................6.62(g)     08-31-08      48,345
       90    Colorado Housing Financial Authority Multi-Family Insured Mortgage....   6.25     10-01-26      91,868
                                                                                                         ----------
                                                                                                            140,213
                                                                                                         ----------

             FLORIDA (7.0%):
             -------------------------------------------------------------------------------------------------------

      100    Manatee County Single Family Housing Revenue (GNMA/FHLMC
                Collateralized)....................................................7.45(f)     05-01-27     111,489
      100    Pinellas County Educational Facilities Clearwater Christian College...8.00(i)     02-01-11      99,875
       50    St. Lucie  County Special Assessment Revenue (Asset Guaranty
                Insured) ..........................................................   6.10     11-01-20      50,188
                                                                                                         ----------
                                                                                                            261,552
                                                                                                         ----------

             GEORGIA (2.7%):
             -------------------------------------------------------------------------------------------------------

       50    Gainesville/Hall Hospital Authority Revenue (MBIA Insured).............  6.00     10-01-25      51,413
       50    Marietta Development Authority Revenue - Life College, Inc (FSA Insured) 5.75     09-01-14      50,632
                                                                                                         ----------
                                                                                                            102,045
                                                                                                         ----------

             IDAHO (5.5%):
             -------------------------------------------------------------------------------------------------------

       50    Idaho State Health Facility Revenue - Bannock Medical Center..........   6.38     05-01-17      50,537
      150    Pocatello Development Tax Increment Revenue...........................   7.25     12-01-08     155,437
                                                                                                          ---------
                                                                                                            205,974
                                                                                                          ---------

             ILLINOIS (11.2%):
             -------------------------------------------------------------------------------------------------------

       60    Illinois Health Facility Revenue- University of Chicago (MBIA Insured)   6.13     08-15-21      62,096
      100    Illinois State Certificate Of Participation (MBIA Insured)............   6.25     07-01-13     106,148
      150    Lake County School District #116 (Asset Guaranty Insured).............   6.13     02-01-12     152,250
      100    Palatine Multifamily Housing Revenue-Prairiebrook Project.............   5.50     12-01-26      99,858
                                                                                                        -----------
                                                                                                            420,352
                                                                                                        -----------

             INDIANA (2.7%):
             -------------------------------------------------------------------------------------------------------

       50    Indianapolis Gas Utility Revenue (FGIC Insured)......................    5.38     06-01-21      48,144
       50    West Lafayette Jr-Sr. High Building Revenue (MBIA Insured)...........    5.85     01-15-18      50,967
                                                                                                        -----------
                                                                                                             99,111
                                                                                                        -----------

             LOUISIANA (6.1%):
             -------------------------------------------------------------------------------------------------------

      115    Louisiana Housing Finance Mortgage Revenue (AMBAC Insured) ..........    7.80(f)  12-01-26     128,656
      100    Louisiana Public Facility Revenue - Glen Retirement System...........    6.70     12-01-25      98,734
                                                                                                        -----------
                                                                                                            227,390
                                                                                                        -----------

             MINNESOTA (6.5%):
             -------------------------------------------------------------------------------------------------------

      150    Bass Brook Pollution Control Revenue, MN Power and Light Co..........    6.00     07-01-22     149,881
       50    Bemidji Hospital Facilities Revenue - North Country Health Services..    6.05     09-01-24      50,196
       45    Minnesota Housing Finance Authority, Single Family Housing Rental
                (AMBAC Insured)...................................................    5.95     02-01-15      45,405
                                                                                                        -----------
                                                                                                            245,482
                                                                                                        -----------

             MISSISSPPI (4.0%):
             -------------------------------------------------------------------------------------------------------

      150    Mississippi Dev. Bank Special Obligation Adams County Hospital
                Project (FSA Insured)............................................     5.75     07-01-16     149,302
                                                                                                         ----------

             MISSOURI  (1.5%):
             -------------------------------------------------------------------------------------------------------

       50    Missouri Housing Development Mortgage Revenue-Homeowners Loan
                Program (GNMA Collateralized)....................................     7.20(f)  09-01-26      54,414
                                                                                                        -----------

             NEW MEXICO (1.3%):
             -------------------------------------------------------------------------------------------------------

       50    Las Cruces Solid Waste Authority Revenue............................     6.00     06-01-16      49,906
                                                                                                        -----------

             NORTH CAROLINA (3.3%):
             -------------------------------------------------------------------------------------------------------

      120    North Carolina Single Family Housing Finance Agency.................     6.15(f)  03-01-11     121,564
                                                                                                         ----------

             PUERTO RICO (8.0%):
             -------------------------------------------------------------------------------------------------------

      100    Puerto Rico Commonwealth Highway and Transportation Revenue.........     5.50     07-01-26      96,057
      200    Puerto Rico Port Authority Revenue-Special Facility-American Airlines    6.25(f)  06-01-26     203,990
                                                                                                        -----------
                                                                                                            300,047
                                                                                                        -----------

             UTAH (4.0%):
             -------------------------------------------------------------------------------------------------------

      150    Salt Lake City Municipal Building Authority Lease Revenue..........      5.85     10-01-17     149,094
                                                                                                         ----------

             WASHINGTON (2.7%):
             -------------------------------------------------------------------------------------------------------

       50    Seattle Municipal Light & Power Revenue (MBIA Insured).............      5.70     09-01-19      50,194
       50    Snohomish County Public Utility Electric Revenue (FGIC Insured)....      6.00     01-01-18      51,176
                                                                                                        -----------
                                                                                                            101,370
                                                                                                        -----------

             WISCONSIN (4.0%):
             -------------------------------------------------------------------------------------------------------

      150    Wisconsin Health and Educational Facilities Revenue-Sinai Samaritan
                Medical Center, Inc. (MBIA Insured)...........................        5.88     08-15-26     148,431
                                                                                                         ----------




                TOTAL INVESTMENTS IN SECURITIES (cost $3,478,430)(c)                                    $ 3,557,703
                                                                                                        ===========



See accompanying notes to investments in securities.





VOYAGEUR NATIONAL INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                             DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (101.9%):
             ALABAMA (4.7%):
             -------------------------------------------------------------------------------------------------------

   $1,500    Birmingham - Carraway Methodist (Connie Lee Insured)...................  5.88%   08-15-15   $1,515,825
                                                                                                         ----------

             ALASKA (11.1%):
             -------------------------------------------------------------------------------------------------------

    1,500    Alaska State Housing Corporation Series A (MBIA Insured)...............  5.88    12-01-30    1,485,735
    1,000    Alaska Student Loan Revenue Series A (AMBAC Insured)...................6.35(f)   07-01-12    1,035,000
    1,000    Anchorage General Purpose G.O. (FGIC Insured)..........................  6.00    02-01-15    1,028,900
                                                                                                        -----------
                                                                                                          3,549,635
                                                                                                        -----------

             CALIFORNIA (3.3%):
             -------------------------------------------------------------------------------------------------------

    1,000    Los Angeles Department of Water & Power Revenue (FGIC Insured)........   5.90    05-15-12    1,040,000
                                                                                                        -----------

             COLORADO (3.3%):
             -------------------------------------------------------------------------------------------------------

    1,000    Arapahoe County Capital Improvements E-470 (MBIA Insured).............   6.05    08-31-15    1,046,210
                                                                                                        -----------

             CONNECTICUT (3.1%):
             -------------------------------------------------------------------------------------------------------

    1,000    Bridgeport G.O. (AMBAC Insured).......................................   5.50    09-01-15      986,160
                                                                                                        -----------

             ILLINOIS (9.7%):
             -------------------------------------------------------------------------------------------------------

    1,040    Illinois Certificate Of Participation (MBIA Insured) .................   6.25    07-01-13    1,103,939
    2,000    Illinois Health Facilities Authority Revenue Referendum-Advocate
                Health Care (MBIA Insured).........................................   5.88(h) 08-15-22    1,998,540
                                                                                                        -----------
                                                                                                          3,102,479
                                                                                                        -----------

             INDIANA (3.3%):
             -------------------------------------------------------------------------------------------------------

    1,000    Brownsburg School Building #2 (FSA Insured)..........................    5.95    08-01-10    1,044,610
                                                                                                        -----------

             LOUISIANA (20.7%):
             -------------------------------------------------------------------------------------------------------

    5,000    Louisiana Housing Financial Authority (AMBAC Insured)................    7.80(f) 12-01-26    5,593,750
    1,000    New Orleans Refunding G.O. (AMBAC Insured)...........................    5.88    10-01-11    1,035,120
                                                                                                        -----------
                                                                                                          6,628,870
                                                                                                        -----------

             MICHIGAN (6.2%):
             -------------------------------------------------------------------------------------------------------

    1,000    Eastern Michigan University Revenue (FGIC Insured)...................    5.50(h) 06-01-27      979,690
    1,000    Kenowa Hills Public Schools G.O. (MBIA Insured)......................    5.88    05-01-21    1,013,360
                                                                                                        -----------
                                                                                                          1,993,050
                                                                                                        -----------

             NEVADA (3.2%):
             -------------------------------------------------------------------------------------------------------

    1,000    Washoe County Airport Authority Revenue (MBIA Insured)..............     5.88    07-01-10    1,035,430
                                                                                                        -----------

             NEW MEXICO (3.4%):
             -------------------------------------------------------------------------------------------------------

    1,000    City of Santa Fe Revenue Series 1994 A (AMBAC Insured)..............     6.30    06-01-24    1,096,390
                                                                                                        -----------

             NEW YORK (6.4%):
             -------------------------------------------------------------------------------------------------------

    1,000    New York City Municipal Water Finance Authority (FSA Insured)....      5.38      06-15-26      959,340
    1,000    New York State Medical Care Facility Agency (AMBAC Insured)......      6.75      08-15-14    1,102,000
                                                                                                        -----------
                                                                                                          2,061,340
                                                                                                        -----------

             NORTH CAROLINA (3.1%):
             -------------------------------------------------------------------------------------------------------

    1,000    North Carolina Eastern Municipal Power (MBIA Insured)............      5.63      01-01-24      977,500
                                                                                                        -----------

             NORTH DAKOTA (3.3%):
             -------------------------------------------------------------------------------------------------------

    1,000    Grand Forks United Hospital Revenue (MBIA Insured)...............      6.25      12-01-24    1,052,090
                                                                                                        -----------

             PENNSYLVANIA (2.9%)
             -------------------------------------------------------------------------------------------------------

      950    Northeastern Pennsylvania Hospital and Education Authority Health
                Care Revenue Wyoming VY-Series 1A (AMBAC Insured).............      5.25      01-01-26      941,920
                                                                                                       ------------

             TEXAS (3.3%):
             -------------------------------------------------------------------------------------------------------

    1,000    Harris County Toll Road (MBIA Insured)...........................      6.25      08-15-15    1,054,560
                                                                                                        -----------

             UTAH (3.1%):
             -------------------------------------------------------------------------------------------------------

    1,000    Provo City Energy Systems Revenue (MBIA Insured).................      5.75      05-15-14    1,007,170
                                                                                                        -----------

             VIRGINIA (3.2%):
             -------------------------------------------------------------------------------------------------------

    1,000    Loudoun County Hospital (FSA Insured)............................      5.80      06-01-20    1,009,810
                                                                                                        -----------

             WISCONSIN (4.6%):
             -------------------------------------------------------------------------------------------------------

    1,500    Wisconsin State Health and Educational Facilities Sinai Samaritan
                Medical Center (MBIA Insured).................................      5.88      08-15-26    1,484,310
                                                                                                        -----------


                TOTAL INVESTMENTS IN SECURITIES (cost: $31,618,426) (c)                                 $32,627,359
                                                                                                        ===========


See accompanying notes to investments in securities.





VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (b)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (98.7%):
             ALABAMA (17.2%):
             -------------------------------------------------------------------------------------------------------
    $ 150    Alabama College and University Revenue, Tuskegee University............  5.50%   09-01-07    $ 153,733
       50    Birmingham - Special Care Facility Revenue, Carraway Meth Health
                (Connie Lee Insured)................................................  5.20    08-15-06       50,185
                                                                                                        -----------
                                                                                                            203,918
                                                                                                        -----------

             ALASKA (4.2%):
             -------------------------------------------------------------------------------------------------------

       50    Anchorage Solid Waste Utility Revenue (FSA Insured)....................  5.38    04-01-09       49,822
                                                                                                        -----------

             ARIZONA (3.9%):
             -------------------------------------------------------------------------------------------------------

       45    Tucson Water Revenue...................................................  5.40    07-01-05       46,307
                                                                                                        -----------

             CALIFORNIA (8.6%):
             -------------------------------------------------------------------------------------------------------

       50    Chino Unified School District Certificate of Participation (FSA Insured) 5.00    09-01-05       49,996
       50    North City West School Facility Finance Revenue (FSA Insured)..........  5.63    09-01-08       52,014
                                                                                                        -----------
                                                                                                            102,010
                                                                                                        -----------

             COLORADO (5.1%):
             -------------------------------------------------------------------------------------------------------

       60    Denver City and County Airport Revenue................................   5.20(f) 11-15-05       60,646
                                                                                                        -----------

             CONNECTICUT (4.3%):
             -------------------------------------------------------------------------------------------------------

       50    Connecticut State Health & Educational Facilities Revenue Jewish
                Home Project........................................................  5.25    11-01-02       51,153
                                                                                                        -----------

             IDAHO (4.4%):
             -------------------------------------------------------------------------------------------------------

       50    Pocatello Development and Tax Increment Revenue.......................   7.25    12-01-08       51,812
                                                                                                        -----------

             ILLINOIS (8.5%):
             -------------------------------------------------------------------------------------------------------

       50    Lake County School District #116......................................   5.20    02-01-04       50,500
       50    Palatine Multifamily Housing Revenue-Prairiebrook Project.............   5.50    12-01-06(d)    49,929
                                                                                                         ----------
                                                                                                            100,429
                                                                                                         ----------

             KENTUCKY (4.2%):
             -------------------------------------------------------------------------------------------------------

       50    Henderson Electric and Power Revenue.................................    5.70    03-01-03       50,034
                                                                                                         ----------

             MINNESOTA (8.4%):
             -------------------------------------------------------------------------------------------------------

       50    Beltrami County Housing and Redevelopment Authority Lease Revenue....    5.60    02-01-05       49,780
       50    Minneapolis-St. Paul Health Care System - Childrens Healthcare
                (FSA Insured).....................................................    4.95    08-15-05       50,032
                                                                                                         ----------
                                                                                                             99,812
                                                                                                         ----------

             MISSOURI (4.3%):
             -------------------------------------------------------------------------------------------------------

       50    Kansas City Land Clearance Redevelopment Lease Revenue
                (FSA Insured).....................................................    5.25    12-01-07       50,388
                                                                                                         ----------

             NEW YORK (4.3%):
             -------------------------------------------------------------------------------------------------------

       50    New York State Dorm Authority Revenue - State University Education
                Facility..........................................................    5.25     05-15-01      50,600
                                                                                                          ---------

             RHODE ISLAND (4.2%):
             -------------------------------------------------------------------------------------------------------

       50    Rhode Island State Housing and Mortgage Financial Revenue............    5.75(f)  04-01-07      50,072
                                                                                                         ----------

             UTAH (8.5%):
             -------------------------------------------------------------------------------------------------------

       50    Salt Lake City Municipal Building Authority Lease Revenue............    5.25     10-01-05      50,134
       50    Utah State University Revenue (MBIA Insured).........................    5.55     12-01-08      50,875
                                                                                                         ----------
                                                                                                            101,009
                                                                                                         ----------

             WASHINGTON (4.3%):
             -------------------------------------------------------------------------------------------------------

       50    Washington Public Power System Revenue #3...........................     5.50     07-01-07      50,845
                                                                                                         ----------

             WYOMING (4.3%):
             -------------------------------------------------------------------------------------------------------

       50    Wyoming Community Development Authority Housing Revenue.............     5.40(f)  12-01-04      50,259
                                                                                                         ----------


             TOTAL INVESTMENTS IN SECURITIES (cost: $1,154,029) (c)                                      $1,169,115
                                                                                                         ==========


See accompanying notes to investments in securities.






VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND
INVESTMENTS IN SECURITIES                                                                        DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                         COUPON                  MARKET
    ($000)   NAME OF ISSUER (b)                                                     RATE      MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (101.2%):
             ALABAMA (8.7%):
             -------------------------------------------------------------------------------------------------------
   $  800    Etowah County Refunding Warrants.....................................  8.50%    11-01-10     $ 899,000
    1,500    Moundville Industrial Development Board Revenue Lawter
                International, Inc................................................  6.75     12-01-11     1,500,000
    1,500    Orange Beach Refunding and Capital Improvement Revenue
                Unlimited G.O.....................................................  6.25     10-01-13     1,535,625
    1,250    Upper Bear Creek Water and Fire Revenue..............................  6.25     08-01-15     1,210,938
                                                                                                          ---------
                                                                                                          5,145,563
                                                                                                          ---------

             ARIZONA (0.9%):
             -------------------------------------------------------------------------------------------------------

      500    Prescott Valley Improvement District................................   7.90     01-01-12       556,250
                                                                                                         ----------

             COLORADO (8.0%):
             -------------------------------------------------------------------------------------------------------

      210    Arapahoe Water and Sanitation District Revenue......................   9.25     12-01-13       231,263
      300    Arapahoe Water and Sanitation District Revenue......................   9.13     12-01-08       312,375
      200    Arapahoe Water and Sanitation District Revenue......................   9.13     12-01-08       219,750
      595    Colorado Technical Center Metropolitan District Unlimited G.O.......   9.75     06-01-09       670,119
      125    Mesa County Single Family Mortgage Revenue..........................   8.88     12-01-10       127,790
      750    Panorama Metropolitan District Unlimited G.O........................   9.00     12-01-09       795,000
      600    Piney Creek Metropolitan District Unlimited G.O.....................   8.50     12-01-14       637,188
    1,000    San Miguel Mountain Village Metropolitan District Unlimited G.O.....   8.10     12-01-11     1,100,000
      350    Westminster Shaw Heights Special Assessment.........................   7.50(i)  12-01-07       352,030
      250    Winter Park West Water and Sanitation District Unlimited G.O........   9.25(i)  12-01-06       263,125
                                                                                                         ----------
                                                                                                          4,708,640
                                                                                                         ----------

             CONNECTICUT (1.7%):
             -------------------------------------------------------------------------------------------------------

    1,000    Connecticut Housing Finance Agency..................................   6.00(f)(h) 11-15-27     988,750
                                                                                                         ----------

             FLORIDA (3.7%)
             -------------------------------------------------------------------------------------------------------

    1,000    Arbor Greene Community Development District, Special
                Assessment Revenue...............................................   7.00(i)   05-01-03      998,750
    1,190    Volusia Industrial Development Authority-Bishop Glen Project........   7.50      11-01-16    1,182,563
                                                                                                        -----------
                                                                                                          2,181,313
                                                                                                        -----------

             IDAHO (0.4%):
             -------------------------------------------------------------------------------------------------------

      250    Pocatello Development Authority and Tax Increment Revenue...........  7.25      12-01-08       259,375
                                                                                                         ----------

             ILLINOIS (14.8%):
             -------------------------------------------------------------------------------------------------------

    1,200    Bedford Park Tax Increment Revenue...............................     8.00      12-01-10     1,440,000
    1,000    Illinois Health Facility Authority Revenue-Midwest
                Physician Group Project.......................................     8.10      11-15-14     1,085,000
    1,100    Illinois State Development Finance Authority East St. Louis
                Debt Restructure Revenue......................................     7.38      11-15-11     1,199,000
      400    Illinois State Development Finance Authority Harrisburg
                Medical Center Project........................................     7.00      03-01-06       409,500
      400    Illinois State Development Finance Authority Harrisburg
                Medical Center Project........................................     7.20      03-01-07       410,500
      400    Illinois State Development Finance Authority Harrisburg
                Medical Center Project........................................     7.20      03-01-08       406,500
      860    Niles Park District Revenue......................................     6.65      12-01-14       897,625
    1,000    Romeoville Unlimited G.O.........................................     7.80      01-01-11     1,100,000
    1,000    Streamwood Special Service Area #3 Tax Revenue...................     8.38(i)   01-01-09     1,042,500
      720    West Chicago Tax Increment Revenue...............................     7.38      12-01-12       739,800
                                                                                                         ----------
                                                                                                          8,730,425
                                                                                                         ----------

             INDIANA (3.0%):
             -------------------------------------------------------------------------------------------------------

    1,000    Fishers Economic Development Revenue-United Student Aids
                Funds, Inc...................................................      8.38      09-01-14     1,045,000
      700    Indianapolis Economic Development Revenue-National Benevolent
                Association..................................................      7.25      10-01-10       734,125
                                                                                                        -----------
                                                                                                          1,779,125
                                                                                                        -----------

             MAINE (1.8%):
             -------------------------------------------------------------------------------------------------------

    1,025    Yarmouth Pollution Control Revenue-Central Maine Power...........     6.75      06-01-02     1,035,660
                                                                                                         ----------

             MICHIGAN (3.5%):
             -------------------------------------------------------------------------------------------------------

      500    Bad Axe Water Supply Revenue.....................................     8.25      12-01-07       528,155
    1,500    Troy Economic Development Revenue-Drury Inn Project..............     6.75      10-01-12     1,573,125
                                                                                                         ----------
                                                                                                          2,101,280
                                                                                                         ----------

             MINNESOTA (1.8%):
             -------------------------------------------------------------------------------------------------------

      500    Alexandria Health Care Facility Revenue-Board of Social
                Ministry......................................................      8.75      08-01-21      545,000
      500    Spring Park Health Care Facility Revenue-Langton Lake
                Place, Inc....................................................      8.25      08-01-11      525,625
                                                                                                        -----------
                                                                                                          1,070,625
                                                                                                        -----------

             MISSOURI (9.3%):
             -------------------------------------------------------------------------------------------------------

    1,500    Clarence Cannon Wholesale Water Revenue..........................      5.75      05-15-13    1,393,125
    1,255    Franklin County Waterworks and Sewer System Revenue..............      7.38      12-01-18    1,324,025
    1,050    Marion County Nursing Home Revenue...............................      7.00      08-01-13    1,047,375
      105    Platte Waterworks and Sewer System Revenue.......................      7.75      04-01-08      109,190
      115    Platte Waterworks and Sewer System Revenue.......................      7.75      04-01-97      119,590
    1,500    St. Louis County Industrial Development Authority-Deaconess
                Manor Association.............................................      7.50      06-01-16    1,500,000
                                                                                                         ----------
                                                                                                          5,493,305
                                                                                                         ----------

             NEBRASKA (3.0%):
             -------------------------------------------------------------------------------------------------------

    1,750    Douglas County Zoo Facility Revenue..............................      6.00      06-01-03    1,754,813
                                                                                                         ----------

             NEW HAMPSHIRE (1.7%):
             -------------------------------------------------------------------------------------------------------

    1,000    New Hampshire Education and Health Authority Revenue-
                Brewster Academy..............................................      6.75      06-01-25    1,018,750
                                                                                                         ----------

             NEW MEXICO (1.3%):
             -------------------------------------------------------------------------------------------------------

      750    Rio Grande Gas System Revenue....................................      6.13      07-01-13      746,250
                                                                                                         ----------

             OKLAHOMA (8.8%):
             -------------------------------------------------------------------------------------------------------

    1,000    Andarko Public Works Utility System Revenue......................      7.00      10-01-12    1,042,500
      600    Chelsea Gas Authority Revenue....................................      7.25      07-01-13      631,500
      700    Chelsea Gas Authority Revenue....................................      7.30      07-01-19      734,125
    1,000    Clinton Public Works Authority Revenue...........................      6.25      01-01-14    1,005,000
      750    Heavener Utility System Revenue..................................      6.50      10-01-09      777,188
    1,000    Oklahoma City Public Property Authority Revenue..................      8.30      10-01-16    1,037,500
                                                                                                        -----------
                                                                                                          5,227,813
                                                                                                        -----------

             PENNSYLVANIA (14.1%):
             -------------------------------------------------------------------------------------------------------

      500    Adamstown Borough Sewer Revenue.....................................   9.00     10-01-97       519,205
      905    Adamstown Borough Sewer Revenue.....................................   6.25     10-01-17       894,819
      950    Butler Unlimited GO.................................................   6.88     03-01-23     1,059,250
    1,000    Easton Area Sewer Authority Revenue.................................   6.20     04-01-09     1,008,750
      500    Elizabeth Borough Municipal Sewer Revenue...........................   7.15     01-01-21       502,500
    1,215    Hopewell Township Guaranteed Sewer Revenue..........................   6.00     11-01-13     1,173,994
      750    Lehigh County General Purpose Revenue-Wiley House...................   8.75     11-01-14       773,437
    1,000    New Kensington Municipal Sanitation Authority Revenue...............   7.50     10-01-11     1,053,750
    1,300    Pennsylvania Higher Education Facility Revenue-Drexel University....   6.75     05-01-12     1,365,000
                                                                                                         ----------
                                                                                                          8,350,705
                                                                                                         ----------

             SOUTH DAKOTA (4.8%):
             -------------------------------------------------------------------------------------------------------

      590    Lead Recreation Center Lease Revenue-Northern Hills YMCA............   8.88     10-01-18       652,688
    1,000    South Dakota Health and Education Facilities Revenue-Huron
                Regional Medical Center..........................................   7.00     04-01-10     1,060,000
    1,125    South Dakota Health and Education Facilities Revenue-Westhills
                Retirement Village...............................................   7.25     09-01-13     1,122,187
                                                                                                         ----------
                                                                                                          2,834,875
                                                                                                         ----------

             TENNESSEE (1.8%):
             -------------------------------------------------------------------------------------------------------

    1,000    Newbern IDB Revenue-Dana Corporation................................   7.90(i)  03-01-00     1,057,500
                                                                                                         ----------

             TEXAS (3.5%):
             -------------------------------------------------------------------------------------------------------

    1,000    Denton County Health Facility Revenue-Lutheran Social
                Services Corporation.............................................   7.50     08-15-15     1,073,750
      100    Wharton Housing Development Corporation.............................   8.00(i)  02-01-03       100,234
      105    Wharton Housing Development Corporation.............................   8.00(i)  02-01-04       105,245
      110    Wharton Housing Development Corporation.............................   8.00(i)  02-01-05       110,257
      120    Wharton Housing Development Corporation.............................   8.00(i)  02-01-06       120,281
      130    Wharton Housing Development Corporation.............................   8.00(i)  02-01-07       130,304
      140    Wharton Housing Development Corporation.............................   8.00(i)  02-01-08       140,327
      155    Wharton Housing Development Corporation.............................   8.00(i)  02-01-09       155,362
      165    Wharton Housing Development Corporation.............................   8.00(i)  02-01-10       165,386
                                                                                                        -----------
                                                                                                          2,101,146
                                                                                                        -----------

             WASHINGTON (1.6%):
             -------------------------------------------------------------------------------------------------------

      220    Washington State Housing Finance Commission-School Directors
                Association......................................................   8.25(i)  07-01-02       235,125
      625    Washington State Housing Finance Commission-School Directors
                Association......................................................   8.25(i)  07-01-12       685,937
                                                                                                        -----------
                                                                                                            921,062
                                                                                                        -----------

             WEST VIRGINIA (1.3%):
             -------------------------------------------------------------------------------------------------------

      775    Ohio County Building Commission Revenue-Ohio Valley
                Medical Center...................................................   9.63     01-01-13       790,911
                                                                                                        -----------

             WISCONSIN (1.0%):
             -------------------------------------------------------------------------------------------------------

      600    La Crosse Nursing Home Fac Revenue Catholic Charities Inc...........   9.25     07-01-17       620,994
                                                                                                       ------------

             WYOMING (0.7%):
             -------------------------------------------------------------------------------------------------------

      400    Green River-Sweetwater Joint Power Revenue..........................   8.50     12-01-07       423,500
                                                                                                        -----------





             TOTAL INVESTMENTS IN SECURITIES (cost:$57,652,166) (c)                                     $59,898,630
                                                                                                        ===========


See accompanying notes to investments in securities.




VOYAGEUR NATIONAL TAX FREE FUND
VOYAGEUR NATIONAL INSURED TAX FREE FUND
VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND

NOTES TO INVESTMENTS IN SECURITIES


(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                                                           Not
                                                 Aaa/AAA     Aa/AA    A/A     Baa/BBB     Rated    Other   Total
                                                 -------     -----    ---     -------     -----    -----   -----
     National Tax Free Fund.................      55%        12%      7%      19%         7%        --%     100%
     National Insured Tax Free Fund.........      100        --      --        --         --        --      100
     National Limited Term Tax Free Fund....       57        17      13         9          4        --      100
     National High Yield Municipal Bond Fund      --          2       2         5         85         6      100

(c) Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:


                                                              Gross                 Gross                Net
                                                           Unrealized            Unrealized          Unrealized
                                                          Appreciation          Depreciation        Appreciation
                                                          ------------          ------------        ------------
         National Tax Free Fund......................      $   79,788           $   (515)           $   79,273
         National Insured Tax Free Fund..............       1,019,790            (10,857)            1,008,933
         National Limited Term Tax Free Fund.........          15,377               (291)               15,086
         National High Yield Municipal Bond Fund.....       2,390,374           (143,910)            2,246,464

(d) The maturity dates for these issues represent mandatory puts or dates on which, in the opinion of the Fund's investment advisor, the issue is likely to be called.

(e) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield at December 31, 1996.

(f) Security subject to the Alternative Minimum Tax (AMT). At December 31, 1996, the total of such securities is equal to 16.6%, 20.7%, 13.6% and 1.7% of total net assets for National Tax Free Fund, National Insured Tax Free Fund, National Limited Term Tax Free Fund and National High Yield Municipal Bond Fund, respectively. National Insured Tax Free Fund currently limits investments in securities sunject to AMT to 20% of net assets, at market value, as of the date of purchase. At June 14, 1996, the date of the most recent purchases of such securities, National Insured Tax Free Fund had 19.3% of its total net assets in securities subject to AMT.

(g) The interest rate disclosed for zero coupon issues represents the effective yield on the date of acquisition.

(h) At December 31, 1996, the cost of securities purchased on a when issued basis was $2,969,100 for National Insured Tax Free Fund and $997,500 for National High Yield Municipal Bond Fund.

(i) These securities, representing 2.7% and 9.6% of total net assets of National Tax Free Fund and National High Yield Municipal Bond Fund, respectively, have been identified by portfolio management as illiquid. Such determinations are reviewed from time to time by Fund management and are subject to change.


FEDERAL INCOME TAX INFORMATION

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                                      VOYAGEUR NATIONAL TAX FREE FUND
                                                                      -------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR                YEAR                YEAR
                                                                ENDED               ENDED               ENDED
                                                             DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1996                1996               1996
                                                               -------            -------             -------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5818             $.5375              $.5051
Short-term capital gain distribution......................       .0050              .0050               .0050
                                                               -------            -------             -------
   Total Distribution.....................................      $.5868             $.5425              $.5101
                                                                ======             ======              ======

                                                                   VOYAGEUR NATIONAL INSURED TAX FREE FUND
                                                                   ---------------------------------------
                                                               PER CLASS          PER CLASS          PER CLASS
                                                                A SHARE            B SHARE            C SHARE
                                                                -------            -------            -------
                                                                 YEAR               YEAR               YEAR
                                                                 ENDED              ENDED              ENDED
                                                             DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                                 1996               1996                1996
                                                                ------            ------             ------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5307            $.4840             $.4513
                                                                ======            ======             ======


                                                                  VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
                                                                  --------------------------------------------
                                                                          PER CLASS          PER CLASS
                                                                           A SHARE            B SHARE
                                                                           -------            -------
                                                                            YEAR            PERIOD FROM
                                                                            ENDED          MARCH 7, 1996
                                                                         DECEMBER 31,     TO DECEMBER 31,
                                                                             1996            1996
                                                                            -------         -------
Net investment income distributions (none qualifying for
   corporate dividend received deduction)...............                     $.4737          $.3344
Short-term capital gain distribution....................                      .0054           .0054
                                                                            -------         -------
   Total Distribution...................................                     $.4791          $.3398
                                                                             ======          ======


                                                              VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                                                              ------------------------------------------------
                                                                          PER CLASS         PER CLASS
                                                                           A SHARE           B SHARE
                                                                           -------           -------
                                                                         FIVE MONTHS       PERIOD FROM
                                                                            ENDED       DECEMBER 18, 1996
                                                                        DECEMBER 31,     TO DECEMBER 31,
                                                                            1996               1996
                                                                            ------           ------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................                  $.2595           $.0143
                                                                            ======           ======


The short-term capital gain distributions above are taxable as ordinary income to shareholders for federal and state income tax purposes.

For federal income tax purposes, 99.97%, 100.00% , 98.96% and 100.00% of the above net investment income distributions for the National Tax Free Fund, National Insured Tax Free Fund, National Limited Term Tax Free Fund and National High Yield Municipal Bond Fund, respectively, were derived from interest exempt from federal income tax.


VOYAGEUR ON CALL(TM)

[Line Drawing of a telephone]
800.545.3863

We invite you to use the Voyaguer interactive voice response system, Voyageur On Call(TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.






VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115



VOY-NAR 3/97